Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Variable Series Trust II
Entity Central Index Key	0001413032
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
Columbia Variable Portfolio – High Yield Bond Fund - Class 1
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 1
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 67	0.64%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight to software services was most positive for the Fund. Additional overweights in the technology hardware and equipment sector partially offset negative returns.
Security selection
| Security selection was most positive with a portfolio underweight to a satellite television company. Additional positive returns in security selection were driven by a portfolio overweight to an airline company.
Credit
| Allocations to lower-rated high-yield debt, investment-grade issues, and cash positively impacted the overall performance of the Fund.
Top Performance Detractors
Allocation
| An underweight allocation to the telecom – wireline integrated sector was the largest detractor from Fund returns. Additional detractors occurred in a portfolio overweight in the electric – generation sector.
Security selection
| Security selection was most negative with a portfolio underweight to a pharmaceutical company. Additionally, an underweight position in a technology cabling company also weighed on the Fund’s relative performance.
Credit
| Allocations to nonrated debt issues, as well as allocations to higher-rated high-yield bonds had a negative impact on the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1	7.04	3.77	4.77
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 280,253,651
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 1,848,421
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 280,253,651
Total number of portfolio holdings	433
Management services fees (represents 0.66% of Fund average net assets)	$ 1,848,421
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%

Columbia Variable Portfolio – High Yield Bond Fund - Class 2
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 2
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 93	0.89%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight to software services was most positive for the Fund. Additional overweights in the technology hardware and equipment sector partially offset negative returns.
Security selection
| Security selection was most positive with a portfolio underweight to a satellite television company. Additional positive returns in security selection were driven by a portfolio overweight to an airline company.
Credit
| Allocations to lower-rated high-yield debt, investment-grade issues, and cash positively impacted the overall performance of the Fund.
Top Performance Detractors
Allocation
| An underweight allocation to the telecom – wireline integrated sector was the largest detractor from Fund returns. Additional detractors occurred in a portfolio overweight in the electric – generation sector.
Security selection
| Security selection was most negative with a portfolio underweight to a pharmaceutical company. Additionally, an underweight position in a technology cabling company also weighed on the Fund’s relative performance.
Credit
| Allocations to nonrated debt issues, as well as allocations to higher-rated high-yield bonds had a negative impact on the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2	6.88	3.51	4.50
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 280,253,651
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 1,848,421
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 280,253,651
Total number of portfolio holdings	433
Management services fees (represents 0.66% of Fund average net assets)	$ 1,848,421
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%

Columbia Variable Portfolio – High Yield Bond Fund - Class 3
Shareholder Report [Line Items]
Fund Name	Columbia Variable Portfolio – High Yield Bond Fund
Class Name	Class 3
No Trading Symbol Flag	true
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Variable Portfolio – High Yield Bond Fund (the Fund) for the period of January 1, 2024 to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 3	$ 79	0.76%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class 3 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Allocation
| An overweight to software services was most positive for the Fund. Additional overweights in the technology hardware and equipment sector partially offset negative returns.
Security selection
| Security selection was most positive with a portfolio underweight to a satellite television company. Additional positive returns in security selection were driven by a portfolio overweight to an airline company.
Credit
| Allocations to lower-rated high-yield debt, investment-grade issues, and cash positively impacted the overall performance of the Fund.
Top Performance Detractors
Allocation
| An underweight allocation to the telecom – wireline integrated sector was the largest detractor from Fund returns. Additional detractors occurred in a portfolio overweight in the electric – generation sector.
Security selection
| Security selection was most negative with a portfolio underweight to a pharmaceutical company. Additionally, an underweight position in a technology cabling company also weighed on the Fund’s relative performance.
Credit
| Allocations to nonrated debt issues, as well as allocations to higher-rated high-yield bonds had a negative impact on the Fund’s performance for the year.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 3	6.95	3.64	4.65
ICE BofA US Cash Pay High Yield Constrained Index	8.04	4.00	5.06
Bloomberg U.S. Aggregate Bond Index (a)	1.25	(0.33)	1.35
(a)
Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Bloomberg U.S. Aggregate Bond Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Net Assets	$ 280,253,651
Holdings Count | Holding	433
Advisory Fees Paid, Amount	$ 1,848,421
Investment Company, Portfolio Turnover	39.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 280,253,651
Total number of portfolio holdings	433
Management services fees (represents 0.66% of Fund average net assets)	$ 1,848,421
Portfolio turnover for the reporting period	39%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%
Asset Categories
Credit Quality

Credit Quality Explanation [Text Block]	Bond ratings on Fund holdings are divided into categories ranging from highest to lowest credit quality, determined by using the average rating of Moody’s Ratings, S&P and Fitch. When ratings are available from only two rating agencies, the average of the two ratings is used. When a rating is available from only one rating agency, that rating is used. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily.
Largest Holdings [Text Block]
Top Holdings
Alliant Holdings Intermediate LLC/Co-Issuer 10/15/2027 6.750%	0.9%
NextEra Energy Partners LP 06/15/2026 2.500%	0.8%
Mozart Debt Merger Sub, Inc. 10/01/2029 5.250%	0.8%
HUB International, Ltd. 06/15/2030 7.250%	0.8%
H&E Equipment Services, Inc. 12/15/2028 3.875%	0.7%
Venture Global Calcasieu Pass LLC 11/01/2033 3.875%	0.7%
Rocket Mortgage LLC/Co-Issuer, Inc. 10/15/2033 4.000%	0.7%
Hilcorp Energy I LP/Finance Co. 11/01/2028 6.250%	0.7%
Colgate Energy Partners III LLC 07/01/2029 5.875%	0.7%
Transocean Titan Financing Ltd. 02/01/2028 8.375%	0.6%